Loan Servicing (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans [Abstract]
Custodial escrow balances maintained in connection with serviced loans	$ 166	$ 199